2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Direct | Subsidiary 1 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Islands VII Corp.	CSN Islands VII Corp.
Interest in subsidiaries	100.00%	100.00%
Core business	Financial transactions	Financial transactions
Direct | Subsidiary 2 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Islands IX Corp. (1)	CSN Islands XI Corp.
Interest in subsidiaries		100.00%
Core business	Financial transactions	Financial transactions
Direct | Subsidiary 3 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Islands X Corp. (1)	CSN Islands XII Corp.
Interest in subsidiaries		100.00%
Core business	Financial transactions	Financial transactions
Direct | Subsidiary 4 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Islands XI Corp.	CSN Minerals S.L.U.
Interest in subsidiaries	100.00%	100.00%
Core business	Financial transactions	Equity interests
Direct | Subsidiary 5 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Islands XII Corp.	CSN Export Europe, S.L.U.
Interest in subsidiaries	100.00%	100.00%
Core business	Financial transactions	Financial transactions and Equity interests
Direct | Subsidiary 6 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Minerals S.L.U. (1)	CSN Metals S.L.U.
Interest in subsidiaries		100.00%
Core business	Equity interests	Equity interests and Financial transactions
Direct | Subsidiary 7 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Export Europe, S.L.U. (1)	CSN Americas S.L.U.
Interest in subsidiaries		100.00%
Core business	Financial transactions and Equity interests	Equity interests and Financial transactions
Direct | Subsidiary 8 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Metals S.L.U. (1)	CSN Steel S.L.U.
Interest in subsidiaries		100.00%
Core business	Equity interests and Financial transactions	Equity interests and Financial transactions
Direct | Subsidiary 9 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Americas S.L.U. (1)	TdBB S.A
Interest in subsidiaries		100.00%
Core business	Equity interests and Financial transactions	Equity interests
Direct | Subsidiary 10 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Steel S.L.U.	Sepetiba Tecon S.A.
Interest in subsidiaries	100.00%	99.99%
Core business	Equity interests and Financial transactions	Port services
Direct | Subsidiary 11 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	TdBB S.A (*)	Minérios Nacional S.A.
Interest in subsidiaries	100.00%	99.99%
Core business	Equity interests	Mining and Equity interests
Direct | Subsidiary 12 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Sepetiba Tecon S.A.	Companhia Florestal do Brasil
Interest in subsidiaries	99.99%	99.99%
Core business	Port services	Reforestation
Direct | Subsidiary 13 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Minérios Nacional S.A.	Estanho de Rondônia S.A.
Interest in subsidiaries	99.99%	99.99%
Core business	Mining and Equity interests	Tin Mining
Direct | Subsidiary 14 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia Florestal do Brasil	Companhia Metalúrgica Prada
Interest in subsidiaries	99.99%	99.99%
Core business	Reforestation	Manufacture of containers and distribution of steel products
Direct | Subsidiary 15 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Estanho de Rondônia S.A.	CSN Gestão de Recursos Financeiros Ltda.
Interest in subsidiaries	99.99%	99.99%
Core business	Tin Mining	Management of funds and securities portfolio
Direct | Subsidiary 16 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia Metalúrgica Prada	CSN Mineração S.A.
Interest in subsidiaries	99.99%	87.52%
Core business	Manufacture of containers and distribution of steel products	Mining and Equity interests
Direct | Subsidiary 17 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Gestão de Recursos Financeiros Ltda. (*)	CSN Energia S.A.
Interest in subsidiaries	99.99%	99.99%
Core business	Management of funds and securities portfolio	Sale of electric power
Direct | Subsidiary 18 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Mineração S.A.	FTL - Ferrovia Transnordestina Logística S.A.
Interest in subsidiaries	87.52%	90.78%
Core business	Mining and Equity interests	Railroad logistics
Direct | Subsidiary 19 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Energia S.A.	Nordeste Logística S.A.
Interest in subsidiaries	99.99%	99.99%
Core business	Sale of electric power	Port services
Direct | Subsidiary 20 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	FTL - Ferrovia Transnordestina Logística S.A.	CGPAR - Construção Pesada S.A. (3)
Interest in subsidiaries	91.69%
Core business	Railroad logistics	Mining support services and Equity interests
Direct | Subsidiary 21 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Nordeste Logística S.A.
Interest in subsidiaries	99.99%
Core business	Port services
Direct | Subsidiary 22 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Aceros México CSN (2)
Interest in subsidiaries	0.08%
Core business	Commercial representation, sales of steel and related activities
Direct | Subsidiary 23 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Inova Ltd.(3)
Interest in subsidiaries	100.00%
Core business	Advisory and implementation of new development projects
Direct | Joint Operation 1 | Proportionate Consolidation
Disclosure of subsidiaries [line items]
Joint operations name	Itá Energética S.A.	Itá Energética S.A.
Interest in joint operations	48.75%	48.75%
Core business	Electric power generation	Electric power generation
Direct | Joint Operation 2 | Proportionate Consolidation
Disclosure of subsidiaries [line items]
Joint operations name	Consórcio da Usina Hidrelétrica de Igarapava	Consórcio da Usina Hidrelétrica de Igarapava
Interest in joint operations	17.92%	17.92%
Core business	Electric power consortium	Electric power generation
Direct | Joint Ventures 1 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name	MRS Logística S.A.	MRS Logistica S.A.
Interest in joint ventures	18.64%	18.64%
Core business	Railroad transportation	Railroad transportation
Direct | Joint Venture 2 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name	Aceros Del Orinoco S.A.	Aceros Del Orinoco S.A.
Interest in joint ventures	31.82%	31.82%
Core business	Dormant company	Dormant company
Direct | Joint Venture 3 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name	CBSI - Companhia Brasileira de Serviços de Infraestrutura	CBSI - Companhia Brasileira de Serviços de Infraestrutura
Interest in joint ventures	50.00%	50.00%
Core business	Equity interests and product sales and iron ore	Equity interests and product sales and iron ore
Direct | Joint Venture 4 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name	Transnordestina Logística S.A.	Transnordestina Logística S.A.
Interest in joint ventures	46.30%	46.30%
Core business	Railroad logistics	Railroad logistics
Direct | Associate 1 | Equity Method
Disclosure of subsidiaries [line items]
Associates name	Arvedi Metalfer do Brasil S.A.	Arvedi Metalfer do Brasil S.A.
Interest in associates	20.00%	20.00%
Core business	Metallurgy and Equity interests	Metallurgy Equity interests
Indirect | Subsidiary 1 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia Siderúrgica Nacional	Companhia Siderúrgica Nacional LLC
Interest in subsidiaries		100.00%
Core business	Steel	Steel
Indirect | Subsidiary 2 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Lusosider Projectos Siderúrgicos S.A.	CSN Europe Lda.
Interest in subsidiaries
Core business	Equity interests and product sales	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 3 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Lusosider Aços Planos, S. A.	CSN Ibéria Lda.
Interest in subsidiaries
Core business	Steel and Equity interests	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 4 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Resources S.A.	Lusosider Projectos Siderúrgicos S.A.
Interest in subsidiaries		99.94%
Core business	Financial transactions and Equity interests	Equity interests and product sales
Indirect | Subsidiary 5 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia Brasileira de Latas	Lusosider Aços Planos, S. A.
Interest in subsidiaries		99.99%
Core business	Sale of cans and containers in general and Equity interests	Steel and Equity interests
Indirect | Subsidiary 6 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia de Embalagens Metálicas MMSA	CSN Resources S.A.
Interest in subsidiaries		100.00%
Core business	Production and sale of cans and related activities	Financial transactions and Equity interests
Indirect | Subsidiary 7 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia de Embalagens Metálicas - MTM	Companhia Brasileira de Latas
Interest in subsidiaries		99.99%
Core business	Production and sale of cans and related activities	Sale of cans and containers in general and Equity interests
Indirect | Subsidiary 8 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Steel Holdings 1, S.L.U.	Companhia de Embalagens Metálicas MMSA
Interest in subsidiaries		99.67%
Core business	Financial transactions, product sales and Equity interests	Production and sale of cans and related activities
Indirect | Subsidiary 9 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Productos Siderúrgicos S.L.	Companhia de Embalagens Metálicas - MTM
Interest in subsidiaries		99.67%
Core business	Financial transactions, product sales and Equity interests	Production and sale of cans and related activities
Indirect | Subsidiary 10 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	Stalhwerk Thüringen GmbH	CSN Steel Holdings 1, S.L.U.
Interest in subsidiaries		100.00%
Core business	Production and sale of long steel and related activities	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 11 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Steel Sections UK Limited (*)	CSN Productos Siderúrgicos S.L.
Interest in subsidiaries		100.00%
Core business	Sale of long steel	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 12 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Steel Sections Polska Sp.Z.o.o	Stalhwerk Thüringen GmbH
Interest in subsidiaries		100.00%
Core business	Financial transactions, product sales and Equity interests	Production and sale of long steel and related activities
Indirect | Subsidiary 13 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Asia Limited	CSN Steel Sections UK Limited
Interest in subsidiaries		100.00%
Core business	Commercial representation	Sale of long steel
Indirect | Subsidiary 14 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Mining Holding, S.L	CSN Steel Sections Polska Sp.Z.o.o
Interest in subsidiaries		100.00%
Core business	Financial transactions, product sales and Equity interests	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 15 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Mining GmbH	CSN Asia Limited
Interest in subsidiaries		100.00%
Core business	Financial transactions, product sales and Equity interests	Commercial representation
Indirect | Subsidiary 16 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name	CSN Mining Asia Limited (8)	CSN Mining Holding, S.L
Interest in subsidiaries		87.52%
Core business	Commercial representation	Financial transactions, product sales and Equity interests
Indirect | Subsidiary 17 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Mining GmbH
Interest in subsidiaries		87.52%
Core business		Financial transactions, product sales and Equity interests
Indirect | Subsidiary 18 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Mining Asia Limited
Interest in subsidiaries		87.52%
Core business		Commercial representation
Indirect | Subsidiary 19 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Aceros México CSN
Interest in subsidiaries		100.00%
Core business		Commercial representation,sale of steel and related activity
Indirect | Subsidiary 20 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		Lusosider Ibérica S.A.
Interest in subsidiaries		99.94%
Core business		Steel, commercial and industrial activities and equity interests
Indirect | Subsidiary 21 | Full Consolidation
Disclosure of subsidiaries [line items]
Subsidiary name		CSN Mining Portugal, Unipessoal Lda.
Interest in subsidiaries		87.52%
Core business		Sale and commercial representation
Indirect | Joint Ventures 1 | Equity Method
Disclosure of subsidiaries [line items]
Joint ventures name	MRS Logística S.A.	MRS Logistica S.A.
Interest in joint ventures	16.30%	16.30%
Core business	Railroad transportation	Railroad transportation